Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	£ 3,308	£ 3,557
Exchange differences	60	(240)
Additions	65	38
Share of profit/(loss) after tax	417	334	£ 282
Dividends	(190)	(290)
Share of movements in other comprehensive income and equity	(6)	(85)
Transfer		2
Impairment Charged On Investments And Joint Ventures	(2)	(8)
Cost less provisions, Ending balance	3,652	3,308	3,557
Loans and preference shares invested in associates	163	108
Additional investments in associates subject to performance targets	22	33
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	3,128	3,395
Exchange differences	48	(228)
Additions	0	0
Share of profit/(loss) after tax	425	335	285
Dividends	(186)	(289)
Share of movements in other comprehensive income and equity	(6)	(85)
Transfer		0
Impairment Charged On Investments And Joint Ventures	0	0
Cost less provisions, Ending balance	3,409	3,128	3,395
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	180	162
Exchange differences	12	(12)
Additions	65	38
Share of profit/(loss) after tax	(8)	(1)
Dividends	(4)	(1)
Share of movements in other comprehensive income and equity	0	0
Transfer		2
Impairment Charged On Investments And Joint Ventures	(2)	(8)
Cost less provisions, Ending balance	£ 243	£ 180	£ 162